Business Segments (Financial Information by Business Segment) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Business segment information
Net revenue:	¥ 4,059,900	¥ 4,017,900	¥ 3,973,200
Net interest income	1,970,581	2,004,094	2,242,799
Operating expenses	2,827,500	2,770,900	2,799,100
Operating profit (loss)	1,232,400	1,247,000	1,174,100
Fixed assets:	1,294,100
BK and TB
Business segment information
Net revenue:	1,871,300	1,877,800	1,872,600
Net interest income	1,152,600	971,400	924,900
Net fees	656,600	606,300	605,400
Other	62,100	300,100	342,300
Other than BK and TB
Business segment information
Net revenue:	2,188,600	2,140,100	2,100,600
Operating Segments | Customer business
Business segment information
Net revenue:	3,605,700	3,370,100	3,418,400
Operating expenses	2,437,900	2,372,900	2,438,900
Operating profit (loss)	1,167,800	997,200	979,500
Fixed assets:	635,400
Operating Segments | Customer business | BK and TB
Business segment information
Net revenue:	1,614,200	1,458,600	1,539,100
Net interest income	798,000	721,800	763,700
Net fees	737,400	681,500	676,900
Other	78,800	55,300	98,500
Operating Segments | Customer business | Other than BK and TB
Business segment information
Net revenue:	1,991,500	1,911,500	1,879,300
Operating Segments | Digital Service Business Group | Customer business
Business segment information
Net revenue:	727,000	731,100	789,600
Operating expenses	554,600	559,600	578,400
Operating profit (loss)	172,400	171,500	211,200
Fixed assets:	140,600
Operating Segments | Digital Service Business Group | Customer business | BK and TB
Business segment information
Net revenue:	260,400	258,400	282,700
Net interest income	219,000	223,600	253,600
Net fees	38,400	32,100	24,600
Other	3,000	2,700	4,500
Operating Segments | Digital Service Business Group | Customer business | Other than BK and TB
Business segment information
Net revenue:	466,600	472,700	506,900
Operating Segments | Retail & Commercial Banking Business Group | Customer business
Business segment information
Net revenue:	600,600	567,400	604,900
Operating expenses	495,900	500,200	532,300
Operating profit (loss)	104,700	67,200	72,600
Fixed assets:	191,700
Operating Segments | Retail & Commercial Banking Business Group | Customer business | BK and TB
Business segment information
Net revenue:	388,600	373,800	422,700
Net interest income	166,500	165,800	189,800
Net fees	201,300	188,900	209,800
Other	20,800	19,100	23,100
Operating Segments | Retail & Commercial Banking Business Group | Customer business | Other than BK and TB
Business segment information
Net revenue:	212,000	193,600	182,200
Operating Segments | Japanese Corporate & Investment Banking Business Group | Customer business
Business segment information
Net revenue:	620,600	563,100	575,900
Operating expenses	319,200	323,000	331,100
Operating profit (loss)	301,400	240,100	244,800
Fixed assets:	155,800
Operating Segments | Japanese Corporate & Investment Banking Business Group | Customer business | BK and TB
Business segment information
Net revenue:	495,200	451,500	444,800
Net interest income	230,600	187,000	188,600
Net fees	211,600	216,300	202,100
Other	53,000	48,200	54,100
Operating Segments | Japanese Corporate & Investment Banking Business Group | Customer business | Other than BK and TB
Business segment information
Net revenue:	125,400	111,600	131,100
Operating Segments | Global Commercial Banking Business Group | Customer business
Business segment information
Net revenue:	781,400	783,500	795,600
Operating expenses	538,000	507,300	564,300
Operating profit (loss)	243,400	276,200	231,300
Fixed assets:	1,000
Operating Segments | Global Commercial Banking Business Group | Customer business | BK and TB
Business segment information
Net revenue:	1,900	1,000	(200)
Net interest income	2,100	1,600	600
Net fees	0	0	0
Other	(200)	(600)	(800)
Operating Segments | Global Commercial Banking Business Group | Customer business | Other than BK and TB
Business segment information
Net revenue:	779,500	782,500	795,800
Operating Segments | Asset Management & Investor Services Business Group | Customer business
Business segment information
Net revenue:	348,900	293,500	243,100
Operating expenses	241,300	212,900	173,900
Operating profit (loss)	107,600	80,600	69,200
Fixed assets:	13,300
Operating Segments | Asset Management & Investor Services Business Group | Customer business | BK and TB
Business segment information
Net revenue:	106,400	99,500	94,800
Net interest income	9,300	5,500	2,500
Net fees	97,100	94,000	92,300
Other	0	0	0
Operating Segments | Asset Management & Investor Services Business Group | Customer business | Other than BK and TB
Business segment information
Net revenue:	242,500	194,000	148,300
Operating Segments | Global Corporate & Investment Banking Business Group | Customer business
Business segment information
Net revenue:	527,200	431,500	409,300
Operating expenses	288,900	269,900	258,900
Operating profit (loss)	238,300	161,600	150,400
Fixed assets:	133,000
Operating Segments | Global Corporate & Investment Banking Business Group | Customer business | BK and TB
Business segment information
Net revenue:	361,700	274,400	294,300
Net interest income	170,500	138,300	128,600
Net fees	189,000	150,200	148,100
Other	2,200	(14,100)	17,600
Operating Segments | Global Corporate & Investment Banking Business Group | Customer business | Other than BK and TB
Business segment information
Net revenue:	165,500	157,100	115,000
Operating Segments | Global Markets Business Group
Business segment information
Net revenue:	427,000	640,300	535,700
Operating expenses	250,000	240,200	235,800
Operating profit (loss)	177,000	400,100	299,900
Fixed assets:	108,400
Operating Segments | Global Markets Business Group | BK and TB
Business segment information
Net revenue:	203,400	386,300	311,800
Net interest income	219,900	212,300	125,400
Net fees	(10,700)	(4,500)	(16,100)
Other	(5,800)	178,500	202,500
Operating Segments | Global Markets Business Group | Other than BK and TB
Business segment information
Net revenue:	223,600	254,000	223,900
Other
Business segment information
Net revenue:	27,200	7,500	19,100
Operating expenses	139,600	157,800	124,400
Operating profit (loss)	(112,400)	(150,300)	(105,300)
Fixed assets:	550,300
Other | Subsidiaries
Business segment information
Fixed assets:	1,286,100
Other | BK and TB
Business segment information
Net revenue:	53,700	32,900	21,700
Net interest income	134,700	37,300	35,800
Net fees	(70,100)	(70,700)	(55,400)
Other	(10,900)	66,300	41,300
Other | Other than BK and TB
Business segment information
Net revenue:	¥ (26,500)	¥ (25,400)	¥ (2,600)